Fair Value of Financial Assets and Liabilities - Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments (Details) - Level 3 of fair value hierarchy [Member] - CLP ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Financial Assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member]
Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments [Line Items]
Assets at beginning of period		$ 34,363	$ 100,519
Gain (Loss) Recognized in Income	[1]	1,409	767
Gain (Loss) Recognized in Equity	[2]
Purchases		25,279	18,085
Sales		(56,736)	(62,179)
Transfer from Level 1 and 2		6,958	15,190
Transfer to Level 1 and 2			(38,019)
Assets at end of period		11,273	34,363
Financial Assets held for trading at fair value through profit or loss [Member] | Subtotal [Member]
Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments [Line Items]
Assets at beginning of period		34,363	100,519
Gain (Loss) Recognized in Income	[1]	1,409	767
Gain (Loss) Recognized in Equity	[2]
Purchases		25,279	18,085
Sales		(56,736)	(62,179)
Transfer from Level 1 and 2		6,958	15,190
Transfer to Level 1 and 2			(38,019)
Assets at end of period		11,273	34,363
Financial Assets at fair value through Other Comprehensive Income [Member]
Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments [Line Items]
Assets at beginning of period		123,229	142,185
Gain (Loss) Recognized in Income	[1]	1,995	4,860
Gain (Loss) Recognized in Equity	[2]	1,681	(7,355)
Purchases		83,974	82,015
Sales		(84,697)	(63,874)
Transfer from Level 1 and 2		18,226	19,141
Transfer to Level 1 and 2		(60,744)	(53,743)
Assets at end of period		83,664	123,229
Financial Assets at fair value through Other Comprehensive Income [Member] | Other debt financial instruments issued in Chile [Member]
Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments [Line Items]
Assets at beginning of period		88,483	41,283
Gain (Loss) Recognized in Income	[1]	586	4,093
Gain (Loss) Recognized in Equity	[2]	1,682	(7,355)
Purchases		58,608	63,930
Sales		(27,961)	(1,695)
Transfer from Level 1 and 2		11,268	3,951
Transfer to Level 1 and 2		(60,744)	(15,724)
Assets at end of period		71,922	88,483
Financial Assets at fair value through Other Comprehensive Income [Member] | Subtotal [Member]
Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments [Line Items]
Assets at beginning of period		88,866	41,666
Gain (Loss) Recognized in Income	[1]	586	4,093
Gain (Loss) Recognized in Equity	[2]	1,681	(7,355)
Purchases		58,695	63,930
Sales		(27,961)	(1,695)
Transfer from Level 1 and 2		11,268	3,951
Transfer to Level 1 and 2		(60,744)	(15,724)
Assets at end of period		72,391	88,866
Financial Assets at fair value through Other Comprehensive Income [Member] | Equity Instruments / Instruments issued in Chile [Member]
Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments [Line Items]
Assets at beginning of period		358	358
Gain (Loss) Recognized in Income
Gain (Loss) Recognized in Equity		(1)
Purchases
Sales
Transfer from Level 1 and 2
Transfer to Level 1 and 2
Assets at end of period		357	358
Financial Assets at fair value through Other Comprehensive Income [Member] | Equity Instruments / Instruments issued abroad [Member]
Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments [Line Items]
Assets at beginning of period		25	25
Gain (Loss) Recognized in Income	[1]
Gain (Loss) Recognized in Equity	[2]
Purchases		87
Sales
Transfer from Level 1 and 2
Transfer to Level 1 and 2
Assets at end of period		$ 112	$ 25

[1]	Recorded in income under item “Net Financial income (expense)”.
[2]	Recorded in equity under item “Accumulated other comprehensive income”.